Note 8 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Other Real Estate, Roll Forward [Table Text Block]
	201 8	2017	2016

Balance, Beginning of Year	$4,256,469	$6,439,226	$8,839,103

Additions	792,459	1,724,936	5,664,554
Sales of OREO	(2,949,283)	(3,786,567)	(7,416,293)
Transfer to Bank Premises	(300,000)	-	-
Gain/(Loss) on Sale	303,139	212,641	(146,402)
Provision for Losses	(262,041)	(333,767)	(501,736)

Balance, End of Year	$1,840,743	$4,256,469	$6,439,226